STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Jun. 30, 2019	Jun. 30, 2020
Formation and operating costs	$ 440,386		$ 100		$ 1,450	$ 172,996
Loss from operations	(440,386)		(100)		(1,450)	(172,996)
Other income
Interest income earned on investments held in the Trust Account	6,082		0			54,266
Loss before provision for income taxes					(1,450)	(118,730)
Provision for income taxes						(812)
Net loss	$ (434,304)		$ (100)		$ (1,450)	$ (119,542)
Redeemable Common Stock
Other income
Weighted average shares outstanding of redeemable/non-redeemable common stock, basic and diluted	6,563,767					6,513,431
Basic and diluted net income (loss) per common share, redeemable/non-redeemable common stock	$ 0.00				$ 0.00	$ 0.00
Non Redeemable Common Stock
Other income
Weighted average shares outstanding of redeemable/non-redeemable common stock, basic and diluted	1,640,942	[1]	1,500,000	[1]	1,250,000 [2]	1,701,574 [2]
Basic and diluted net income (loss) per common share, redeemable/non-redeemable common stock	$ (0.26)		$ 0.00		$ 0.00	$ (0.07)

[1]	Share count at September 30, 2019 excluded 225,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).
[2]	Share count at June 30, 2019 excluded 225,000 shares of common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.